JPMORGAN TRUST II

245 Park Avenue

New York, N.Y. 10167

July 16, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:

JPMorgan Trust II (“Trust”) on behalf of

JPMorgan U.S. Government Money Market Fund

JPMorgan U.S. Treasury Plus Money Market Fund

(the “Funds”)

File Nos. 811-4236 and 2-95973

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus for the Trust does not differ from that contained in Post-Effective Amendment No. 110 (Amendment No. 111 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A, filed electronically on July 15, 2009.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/Elizabeth A. Davin

Elizabeth A. Davin
Assistant Secretary